Provisions for tax, labor and civil risks (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Opening balance	R$ 36,076	R$ 32,844
Changes in other provisions [abstract]
Additions	4,396	4,950
Reversals	(248)	(2,054)
Additions due to acquisitions		336
Payments	(474)
Closing balance	R$ 39,750	R$ 36,076